Stock-Based Compensation	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

16. Stock-Based Compensation

Private Company Stock Options

Total stock-based compensation expense related to stock options was $2,140 and $561 for the three months ended March 31, 2015 and 2016, respectively.

Stock-based compensation expense is classified in the condensed consolidated statements of operations as follows:

	Three Months Ended March 31,
	2015	2016
	(In thousands)
Research and development	$482	$174
General and administrative	1,658	387

Total	$2,140	$561

On March 7, 2016, the Company dissolved Holdings (Valeritas Holdings, LLC). As a result of the dissolution, the 2008 Employee Equity Compensation Plan was terminated and all options outstanding thereunder were cancelled. The company did not grant any stock option in the three months ended March 31, 2016. Stock option activity under the Private Company 2014 Plan for the three months ended March 31, 2016 was as follows:

	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2015	1,115,855	$11.23	8.59 years	—
Granted	—	—
Exercised	—	—
Forfeited / Cancelled	(123,192)	11.24
Expired	—	—

Options outstanding at March 31, 2016	992,663	$11.22	8.33 years	—

The 2014 Plan was terminated on May 3, 2016 in connection with the 2016 Merger and all outstanding options then were cancelled.